UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  TradeLink Global Equity LLC
Address:  71 S. Wacker Dr. Suite 1900 Chicago, IL 60606

13 File Number: 028-12769

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:  Terry Regas
Title: CCO
Phone: 312-264-2196
Signature, Place and Date of Signing: 05/14/13


Please disregard the previous 13F filing under CIK 1531858 dated 5/14/13. This was submitted in error.
The correct 13F filing was for CIK 1402302 and was submitted on 5/14/13.